UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4375

Name of Fund: New Jersey Municipal Bond Fund of Merrill Lynch Multi-State
              Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, New Jersey
      Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/03

Date of reporting period: 08/01/02 - 1/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
January 31, 2003

Merrill Lynch
New Jersey Municipal
Bond Fund

www.mlim.ml.com

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

DEAR SHAREHOLDER

The Municipal Market Environment

During the six-month period ended January 31, 2003, long-term fixed income interest rates continued to move lower. As they had in 2002, declining U.S. equity markets and escalating worldwide political tensions easily overshadowed the incipient U.S. economic recovery, allowing bond yields to fall to recent historical lows. Economic releases, such as national employment and purchasing manager surveys, were generally weak early in the period. Additionally, at its August 2002 meeting, the Federal Reserve Board indicated that concerns about future economic weakness outweighed those of rising inflation. This signaled that the Federal Reserve Board was more likely to continue to lower short-term interest rates to boost economic activity rather than to raise them to reduce inflationary pressures. These factors combined to generate a very favorable fixed income environment during August and September 2002. The dramatic decline in equity values in late August and September triggered a significant fixed income rally as investors sought the safe-haven status of U.S. Treasury issues. By the end of September, U.S. Treasury bond yields had fallen to 4.65%.

Bolstered by an unexpected decline in the national unemployment rate to 5.6% in early October, U.S. equity markets staged a strong rally throughout much of the month. The Standard & Poor's 500 (S&P 500) Index rose over 8% for October, triggered by stronger-than-expected earnings reports from a large number of companies, such as General Electric Company, International Business Machines Corporation and Microsoft Corporation. As they have throughout most of the period, bond prices traded in an inverse relationship to equity prices. Consequently, as stocks rallied, bond yields rose in October, despite generally weak economic releases. During October, the U.S. housing sector remained quite robust, but retail sales and industrial production slowed. Fixed income bond yields remained under pressure in November as U.S. equity markets continued to strengthen. During November, the S&P 500 Index rose an additional 5.5%. Equity prices were supported by further signs of U.S. economic recovery, especially improving labor market activity. By the end of November, third quarter gross domestic product growth was 4%. Financial conditions were also strengthened by a larger-than-expected reduction in short-term interest rates by the Federal Reserve Board in early November. The Federal Funds target rate was lowered 50 basis points (.50%) to 1.25%, its lowest level since the 1960s. Recent action by the Federal Reserve Board was largely viewed as being taken to bolster the sputtering U.S. economic recovery. Rebounding U.S. equity markets and the prospects for a more substantial U.S. economic recovery pushed long-term U.S. Treasury yield levels to 5.10% by late November.

In December 2002 and January 2003, softer equity prices and renewed investor concerns about potential military action against Iraq and nuclear tensions in North Korea again pushed bond prices higher. The S&P 500 Index declined more than 5% in December on disappointing earnings reports and anticipated weak holiday retail sales. During January, the S&P 500 Index declined an additional 2.5% as businesses tried to scale back analysts' expectations of future earnings. In early 2003, investors again sought the safety of U.S. Treasury securities. U.S. Treasury bond yields declined more than 25 basis points in December and January to end the period at approximately 4.85%. Over the last six months, U.S. Treasury bond yields fell more than 45 basis points.

For the six-month period ended January 31, 2003, tax-exempt bond prices also generally rose. In recent months, municipal bond yields have declined in response to the positive fixed income environment engendered by falling equity valuations. Price advances in tax-exempt issues have not been able to keep pace with U.S. Treasury bond price improvement as municipal bonds cannot offer foreign investors the safe-haven status U.S. Treasury obligations enjoy in periods of economic and political instability. Additionally, tax-exempt bond issuance increased dramatically in the last half of 2002, removing some of the positive technical support the municipal bond market enjoyed earlier in 2002. At the end of January 2003, long-term municipal bond yields, as measured by the Bond Buyer Revenue Bond Index, stood at 5.34%, a decline of approximately 15 basis points during the last six months.

Investor demand for tax-exempt products remained positive throughout the period. In addition to the

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

approximately $75 billion investors received from June to August 2002 from bond maturities, coupon income and proceeds from early redemptions, investors also received approximately $30 billion from these sources in January 2003. The Investment Company Institute reported that in 2002 municipal bond funds net cash flows were very positive at more than $16 billion, an increase of over 40% compared to 2001. However, these positive demand factors have not been able to offset the increase in tax-exempt new-issue supply that has resulted in the underperformance seen in recent months. This price underperformance served to make municipal bonds a particularly attractive purchase relative to their taxable counterparts. Throughout most of the yield curve, municipal bonds have been available for purchase at yields near or exceeding those of comparable U.S. Treasury issues. Compared to their recent historical averages of 82% - 88% of U.S. Treasury yields, municipal bond yield ratios in their current 95% - 105% range are likely to prove attractive to long-term investors.

Continued uncertainty regarding the pace of the current U.S. economic recovery as well as the resolution of the U.N./Iraq confrontation are likely to keep interest rates near their present levels for the immediate future. Equity market declines over the past three years have helped push interest rates lower than economic fundamentals alone would support. When U.S. business conditions improve and equity markets stabilize any associated interest rate increases should not be extreme. Inflationary pressures are negligible and any move by the Federal Reserve Board to raise short-term interest rates is unlikely before late 2003. As equity valuations are likely to only gradually improve, the U.S. economic recovery is also likely to be a moderate process. This suggests that the pace of any interest rate increases will also be gradual. As the municipal bond market's strong technical position can be expected to remain supportive in the coming months, future tax-exempt interest rate increases should be more restrained than their taxable counterparts.

Specific to New Jersey, the state faces a deteriorating fiscal situation as continuing sluggish economic growth resulted in lower-than-anticipated tax receipts. In fiscal 2003, a projected deficit of roughly $5.3 billion was addressed by a combination of spending reductions and revenue enhancements. Among initiatives proposed by Governor James McGreevey were a restructuring of the corporate business tax, an increase in cigarette taxes and the imposition of delayed funding increases for municipalities, schools and certain state agencies. An additional $1.8 billion was raised in August 2002 by the securitization of part of the state's tobacco settlement revenues. While these efforts were successful in balancing the budget, the significant reliance on non-recurring revenues will require further measures next year to achieve structural balance. On February 4, 2003, the governor introduced the state's fiscal 2004 budget totaling $23.7 billion in which it was proposed eliminating a projected $5 billion deficit with substantial job cuts, $3.7 billion in spending reductions, and higher taxes on hotels, cigarettes and casinos. These measures are in addition to the treasurer's recent announcement of the state's intent to issue an additional tobacco securitization of more than $1 billion to help close the projected gap. Currently, Moody's Investors Service assigns the state a rating of Aa2 with a negative outlook, while Standard & Poor's maintains a rating of AA with a stable outlook. Although these ratings clearly reflect such underlying fundamental strengths as a highly educated workforce and a diverse economic base, it seems likely that prospects for the state's credit ratings hinge largely on the degree to which policymakers successfully deal with the fiscal and economic challenges that lie ahead.

Portfolio Strategy

Portfolio activity during the period consisted primarily of the modest reallocation of portfolio assets into longer-dated securities. In some cases, funding for these purchases came from the early redemption of a portion of the Fund's more seasoned holdings as issuers sought to refinance existing debt in the current low interest rate environment. Other sources included proceeds from the sale of bonds that were advance-refunded and, as a consequence, were valued at substantial premiums. Despite the attractive coupon income typically associated with this type of bond, the premiums tend to amortize at a rapid pace offsetting some of the income-related benefits. Given the uncertainty over future reinvestment prospects, we considered it prudent to lock in gains on the appreciated securities and reinvest the proceeds

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

in high-quality bonds maturing in the 20-year - 25-year range. The shape of the municipal yield curve has become unusually steep in recent months, offering an attractive opportunity to add incremental yield to the portfolio by modestly extending the average maturity of the Fund's holdings.

In terms of sector allocation, tax-backed obligations represented the Fund's single largest commitment, comprising roughly 47% of portfolio assets. The majority of these holdings are bonds issued by a broad cross section of local school districts and municipalities as well as state agencies carrying either the direct, or in some cases, the implicit guaranty of the state. Industrial development bonds and non-profit hospital issues comprised the next two largest concentrations, at 15.5% and 16%, respectively. Several of the investments within these two categories represent exposure to higher yielding, low investment-grade issues, and in some cases, non-investment grade credits. Credit spreads within the municipal market remain wide on a historical basis and, in our opinion, represented attractive value both in terms of total return potential as well as income enhancement. The Fund's overall credit profile remains quite strong with about 85% of portfolio assets rated in one of the three highest ratings categories by at least one of the major credit rating agencies.

In the months ahead, our portfolio strategy will be premised on the expectation that an aggressively accommodative monetary policy, coupled with improving consumer sentiment and business confidence, will spark an economic rebound. Recently, prospects for the passage of an aggressive economic stimulus bill have improved dramatically, further raising the likelihood of stronger economic growth. Nevertheless, fixed income markets remain well bid, as existing geopolitical risks appear likely to dominate investors' thoughts for the near term. With this in mind, the portfolio remains positioned for stable-to-modestly higher interest rates, while the adoption of a fully defensive stance appears unwarranted until such time as these risks subside. We will maintain our cash reserves at limited levels in an effort to enhance the Fund's income distribution.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch New Jersey Municipal Bond Fund, and we look forward to serving your investment needs in the months and years to come.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Kenneth A. Jacob

Kenneth A. Jacob
Senior Vice President


/s/ John M. Loffredo

John M. Loffredo
Senior Vice President


/s/ Theodore R. Jaeckel, Jr.

Theodore R. Jaeckel, Jr.
Vice President and Portfolio Manager

March 10, 2003

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Effective December 1, 2002, Class B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. All Class B Shares purchased prior to December 1, 2002 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                      Ten-Year/
                                                          6-Month      12-Month    Since Inception  Standardized
As of January 31, 2003                                 Total Return  Total Return   Total Return    30-Day Yield
================================================================================================================
ML New Jersey Municipal Bond Fund Class A Shares*          +2.26%        +5.81%        +66.80%          3.75%
----------------------------------------------------------------------------------------------------------------
ML New Jersey Municipal Bond Fund Class B Shares*          +1.99         +5.27         +58.54           3.39
----------------------------------------------------------------------------------------------------------------
ML New Jersey Municipal Bond Fund Class C Shares*          +2.04         +5.27         +50.96           3.29
----------------------------------------------------------------------------------------------------------------
ML New Jersey Municipal Bond Fund Class D Shares*          +2.30         +5.81         +57.59           3.65
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index**                     +3.16         +7.46      +88.71/+79.92         --
================================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten year/since inception dates are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.
** This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds. The ten-year/since inception total returns are for ten years and from 10/31/94, respectively.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                              % Return Without    % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 1/31/03                               +5.81%           +1.58%
--------------------------------------------------------------------------------
Five Years Ended 1/31/03                             +4.13            +3.28
--------------------------------------------------------------------------------
Ten Years Ended 1/31/03                              +5.25            +4.82
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                  % Return          % Return
                                                 Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 1/31/03                               +5.27%           +1.27%
--------------------------------------------------------------------------------
Five Years Ended 1/31/03                             +3.60            +3.28
--------------------------------------------------------------------------------
Ten Years Ended 1/31/03                              +4.72            +4.72
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                   % Return         % Return
                                                 Without CDSC      With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 1/31/03                               +5.27%           +4.27%
--------------------------------------------------------------------------------
Five Years Ended 1/31/03                             +3.50            +3.50
--------------------------------------------------------------------------------
Inception (10/21/94)
through 1/31/03                                      +5.10            +5.10
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.


================================================================================
                                               % Return Without   % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 1/31/03                               +5.81%           +1.58%
--------------------------------------------------------------------------------
Five Years Ended 1/31/03                             +4.05            +3.20
--------------------------------------------------------------------------------
Inception (10/21/94)
through 1/31/03                                      +5.65            +5.13
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Stephen B. Swensrud, Trustee
Kenneth A. Jacob, Senior Vice President
John M. Loffredo, Senior Vice President
Theodore R. Jaeckel, Jr., Vice President
Donald C. Burke, Vice President and Treasurer
Brian D. Stewart, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Melvin R. Seiden, Trustee of Merrill Lynch New Jersey Municipal Bond Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Seiden well in his retirement.
--------------------------------------------------------------------------------

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P      Moody's     Face
Ratings  Ratings     Amount                                             Issue                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
New Jersey--93.1%
------------------------------------------------------------------------------------------------------------------------------------
AAA        Aaa      $ 3,000    Cape May County, New Jersey, Industrial Pollution Control Financing Authority
                               Revenue Bonds (Atlantic City Electric Company Project), AMT, Series A, 7.20%
                               due 11/01/2029 (e)                                                                            $ 3,337
------------------------------------------------------------------------------------------------------------------------------------
NR*        Baa2       1,375    Cape May Point, New Jersey, GO, 5.70% due 3/15/2013                                             1,510
------------------------------------------------------------------------------------------------------------------------------------
NR*        Aaa        5,125    Egg Harbor Township, New Jersey, School District, GO, Refunding, 5.50% due 7/15/2025 (b)        5,520
------------------------------------------------------------------------------------------------------------------------------------
NR*        Aaa        1,155    Evesham, New Jersey, Municipal Utilities Authority, Revenue Refunding Bonds, Series A,
                               6.125% due 7/01/2010 (e)                                                                        1,357
------------------------------------------------------------------------------------------------------------------------------------
                               New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey):
A+         NR*          600      5.25% due 6/01/2024                                                                             614
A+         NR*          500      5.25% due 6/01/2032                                                                             511
------------------------------------------------------------------------------------------------------------------------------------
                               New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home):
NR*        NR*          480      Series A, 6.375% due 11/01/2031                                                                 480
NR*        NR*        1,630      Series B, 5.75% due 11/01/2031                                                                1,613
------------------------------------------------------------------------------------------------------------------------------------
NR*        Ba3        1,250    New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7% due 10/01/2014               1,237
------------------------------------------------------------------------------------------------------------------------------------
AAA        Aaa        1,100    New Jersey EDA, New Jersey Water Facilities Revenue Refunding Bonds (American Water),
                               AMT, Series B, 5.125% due 4/01/2022 (a)                                                         1,116
------------------------------------------------------------------------------------------------------------------------------------
NR*        NR*          425    New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc. Facility),
                               Series A, 7.25% due 11/15/2031                                                                    420
------------------------------------------------------------------------------------------------------------------------------------
                               New Jersey EDA, Revenue Bonds:
A          NR*          500      (Department of Human Services), 5% due 7/01/2010                                                543
A          NR*          735      (Department of Human Services), 5.20% due 7/01/2032                                             744
AAA        Aaa        2,000      (Transportation Project), Sub-Lease, Series A, 6% due 5/01/2016 (d)                           2,282
AAA        Aaa        1,500      (Transportation Project), Sub-Lease, Series B, 5.75% due 5/01/2010 (d)                        1,722
------------------------------------------------------------------------------------------------------------------------------------
AAA        Aaa        2,500    New Jersey EDA, Revenue Refunding Bonds (RWJ Health Care Corporation), 6.50%
                               due 7/01/2024 (d)                                                                               2,718
------------------------------------------------------------------------------------------------------------------------------------
B+         B3         5,000    New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                               AMT, 6.25% due 9/15/2019                                                                        3,619
------------------------------------------------------------------------------------------------------------------------------------
AAA        Aaa        5,000    New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects), 6.25%
                               due 6/15/2020 (a)                                                                               5,757
------------------------------------------------------------------------------------------------------------------------------------
                               New Jersey Health Care Facilities Financing Authority Revenue Bonds:
A+         A1         3,570      (Robert Wood Johnson University Hospital), 5.75% due 7/01/2025                                3,786
NR*        Baa1       2,720      (South Jersey Hospital), 6% due 7/01/2026                                                     2,781
AA         NR*        3,590      (Southern Ocean County Hospital), 5.125% due 7/01/2031                                        3,620
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch New Jersey Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
EDA     Economic Development Authority
EDR     Economic Development Revenue Bonds
GO      General Obligation Bonds
IDR     Industrial Development Revenue Bonds
RIB     Residual Interest Bonds
RITR    Residual Interest Trust Receipts

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P      Moody's     Face
Ratings  Ratings     Amount                                             Issue                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
New Jersey (concluded)
------------------------------------------------------------------------------------------------------------------------------------
                               New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
A-         A3       $   910      (Atlantic City Medical Center), 6.25% due 7/01/2017                                          $  994
AA         NR*        2,500      (Bayshore Community Hospital), 5.125% due 7/01/2032                                           2,521
BBB-       Baa3       1,500      (Trinitas Hospital Obligation Group), 7.40% due 7/01/2020                                     1,645
------------------------------------------------------------------------------------------------------------------------------------
AAA        Aaa        2,400    New Jersey State Educational Facilities Authority, Higher Education, Capital Improvement
                               Revenue Bonds, Series A, 5.125% due 9/01/2022                                                   2,478
------------------------------------------------------------------------------------------------------------------------------------
                               New Jersey State Educational Facilities Authority, Revenue Bonds:
NR*        Baa3       1,730      (Bloomfield College), Series A, 6.85% due 7/01/2030                                           1,815
AAA        Aaa        1,000      (New Jersey Institute of Technology), Series G, 5.25% due 7/01/2019 (e)                       1,058
AAA        Aaa        1,860      (Princeton University), Series E, 5% due 7/01/2018                                            1,933
AAA        Aaa        1,120      (Public Library Project Grant Issue), Series A, 5.50% due 9/01/2019 (a)                       1,224
------------------------------------------------------------------------------------------------------------------------------------
AAA        Aaa        1,130    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                               (Princeton Theological Seminary), Series G, 5% due 7/01/2026                                    1,150
------------------------------------------------------------------------------------------------------------------------------------
AAA        Aaa        2,285    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds,
                               AMT, Series M, 7% due 10/01/2026 (e)                                                            2,382
------------------------------------------------------------------------------------------------------------------------------------
AAA        Aaa        5,000    New Jersey State Transit Corporation, COP (Federal Transit Administration Grants),
                               Series A, 6.125% due 9/15/2009 (a)(f)                                                           5,909
------------------------------------------------------------------------------------------------------------------------------------
NR*        Aaa       14,700    New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds, RITR,
                               Series RI, 9.895% due 6/15/2014 (c)(e)                                                         17,931
------------------------------------------------------------------------------------------------------------------------------------
AA-        Aa3        1,800    New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                               Bonds, Series A, 5% due 6/15/2009 (f)                                                           2,002
------------------------------------------------------------------------------------------------------------------------------------
                               New Jersey State Transportation Trust Fund Authority, Transportation System
                               Revenue Refunding Bonds:
AAA        Aaa        1,885      Series A, 5.50% due 12/15/2015 (a)                                                            2,135
AAA        Aaa        1,560      Series B, 6.50% due 6/15/2010                                                                 1,867
AAA        Aaa          940      Series B, 6.50% due 6/15/2010 (g)                                                             1,134
------------------------------------------------------------------------------------------------------------------------------------
NR*        Aaa          990    Newark, New Jersey, Health Care Facility Revenue Refunding Bonds (New Community
                               Urban Renewal), Series A, 5.20% due 6/01/2030 (h)                                               1,018
------------------------------------------------------------------------------------------------------------------------------------
AAA        Aaa        5,000    Salem County, New Jersey, Industrial Pollution Control Financing Authority, Revenue
                               Refunding Bonds (Atlantic City Electric Company), 6.15% due 6/01/2029 (d)                       5,397
------------------------------------------------------------------------------------------------------------------------------------
A          NR*        1,500    South Jersey Port Corporation of New Jersey Revenue Refunding Bonds, AMT, 5.20%
                               due 1/01/2023                                                                                   1,502
------------------------------------------------------------------------------------------------------------------------------------
A          A1         1,635    Tobacco Settlement Financing Corporation, New Jersey, Asset-Backed Revenue Refunding
                               Bonds, 6% due 6/01/2037                                                                         1,454
------------------------------------------------------------------------------------------------------------------------------------
AAA        Aaa        2,000    Union County, New Jersey, Utilities Authority, Revenue Refunding Bonds (Ogden Martin
                               System of Union), Senior Lease, AMT, Series A, 5.50% due 6/01/2010 (a)                          2,169
------------------------------------------------------------------------------------------------------------------------------------
AAA        Aaa        1,030    University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A, 5.50%
                               due 12/01/2027 (a)                                                                              1,103
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P      Moody's     Face
Ratings  Ratings     Amount                                             Issue                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
New York--4.0%
------------------------------------------------------------------------------------------------------------------------------------
AA-       A1        $ 1,000    Port Authority of New York and New Jersey, Consolidated Revenue Bonds, 85th Series,
                               5.20% due 9/01/2018                                                                          $  1,073
------------------------------------------------------------------------------------------------------------------------------------
                               Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, AMT (e):
NR*       Aaa         1,000      (JFK International Air Terminal LLC), RIB, Series 157, 10.07% due 12/01/2022 (c)              1,135
AAA       Aaa         2,000      (Special Project--JFK International Air Terminal), Series 6, 6.25% due 12/01/2011             2,297
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania--0.8%
------------------------------------------------------------------------------------------------------------------------------------
A-        A2            950    Delaware River Joint Toll Bridge Commission, Pennsylvania, Bridge Revenue Refunding
                               Bonds, 5% due 7/01/2024                                                                           950
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Virgin Islands--1.2%
------------------------------------------------------------------------------------------------------------------------------------
BBB-      Baa3        1,400    Virgin Islands Government Refinery Facilities Revenue Bonds (Hovensa Coker Project),
                               AMT, 6.50% due 7/01/2021                                                                        1,405
------------------------------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds (Cost--$105,062)--99.1%                                                 112,968
------------------------------------------------------------------------------------------------------------------------------------

                     Shares
                      Held                                            Common Stock
------------------------------------------------------------------------------------------------------------------------------------
                        300    CMA New Jersey Municipal Money Fund**                                                             300
------------------------------------------------------------------------------------------------------------------------------------
                               Total Common Stock (Cost--$300)--0.3%                                                             300
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$105,362)--99.4%                                                                                    113,268
                                                                                                                            --------
Other Assets Less Liabilities--0.6%                                                                                              729

Net Assets--100.0%                                                                                                          $113,997
                                                                                                                            ========
------------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2003.
(d)   FSA Insured.
(e)   MBIA Insured.
(f)   Prerefunded.
(g)   Escrowed to maturity.
(h)   GNMA collateralized.
*     Not Rated.
** Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                Net Share      Net      Dividend
      Affiliate                                 Activity       Cost      Income
      --------------------------------------------------------------------------
      CMA New Jersey
      Municipal Money Fund                         300         $300        $ 2
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 2003

Assets:              Investments, at value (identified cost--$105,362,233) ......................                 $ 113,268,012
                     Cash .......................................................................                        31,154
                     Receivables:
                       Interest .................................................................  $ 1,216,383
                       Beneficial interest sold .................................................        1,315        1,217,698
                                                                                                   -----------
                     Prepaid registration fees and other assets .................................                        11,760
                                                                                                                  -------------
                     Total assets ...............................................................                   114,528,624
                                                                                                                  -------------
-------------------------------------------------------------------------------------------------------------------------------
Liabilities:         Payables:
                       Beneficial interest redeemed .............................................      326,225
                       Dividends to shareholders ................................................       84,380
                       Investment adviser .......................................................       59,738
                       Distributor ..............................................................       34,406          504,749
                                                                                                   -----------
                     Accrued expenses ...........................................................                        26,489
                                                                                                                  -------------
                     Total liabilities ..........................................................                       531,238
                                                                                                                  -------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Net assets .................................................................                 $ 113,997,386
                                                                                                                  =============
-------------------------------------------------------------------------------------------------------------------------------
Net Assets           Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:          shares authorized ..........................................................                 $     187,822
                     Class B Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ..........................................................                       529,956
                     Class C Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ..........................................................                       141,717
                     Class D Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ..........................................................                       235,424
                     Paid-in capital in excess of par ...........................................                   116,663,479
                     Undistributed investment income--net .......................................  $   113,704
                     Accumulated realized capital losses on investments--net ....................  (11,678,825)
                     Unrealized appreciation on investments--net ................................    7,804,109
                                                                                                   -----------
                     Total accumulated losses--net ..............................................                    (3,761,012)
                                                                                                                  -------------
                     Net assets .................................................................                 $ 113,997,386
                                                                                                                  =============
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:     Class A--Based on net assets of $19,552,272 and 1,878,216 shares
                     of beneficial interest outstanding .........................................                 $       10.41
                                                                                                                  =============
                     Class B--Based on net assets of $55,172,981 and 5,299,556 shares
                     of beneficial interest outstanding .........................................                 $       10.41
                                                                                                                  =============
                     Class C--Based on net assets of $14,748,850 and 1,417,174 shares
                     of beneficial interest outstanding .........................................                 $       10.41
                                                                                                                  =============
                     Class D--Based on net assets of $24,523,283 and 2,354,239 shares
                     of beneficial interest outstanding .........................................                 $       10.42
                                                                                                                  =============
-------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

Statement of Operations

                                                                                For the Six Months Ended
                                                                                        January 31, 2003
--------------------------------------------------------------------------------------------------------
Investment Income:   Interest ..............................................                 $ 3,336,466
                     Dividends .............................................                       1,623
                                                                                             -----------
                     Total Income ..........................................                   3,338,089
                                                                                             -----------
--------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees ..............................   $ 326,882
                     Account maintenance and distribution fees--Class B ....     150,454
                     Accounting services ...................................      45,722
                     Account maintenance and distribution fees--Class C ....      42,748
                     Professional fees .....................................      36,662
                     Printing and shareholder reports ......................      24,744
                     Transfer agent fees--Class B ..........................      16,580
                     Registration fees .....................................      13,440
                     Account maintenance fees--Class D .....................      11,996
                     Trustees' fees and expenses ...........................       6,562
                     Transfer agent fees--Class D ..........................       5,602
                     Custodian fees ........................................       4,913
                     Transfer agent fees--Class A ..........................       4,767
                     Pricing fees ..........................................       3,946
                     Transfer agent fees--Class C ..........................       3,833
                     Other .................................................       5,868
                                                                               ---------
                     Total expenses before reimbursement ...................     704,719
                     Reimbursement of expenses .............................      (1,170)
                                                                               ---------
                     Total expenses after reimbursement ....................                     703,549
                                                                                             -----------
                     Investment income--net ................................                   2,634,540
                                                                                             -----------
--------------------------------------------------------------------------------------------------------
Realized &           Realized loss on investments--net .....................                  (1,859,336)
Unrealized Gain      Change in unrealized appreciation on investments--net .                   1,634,066
(Loss) on                                                                                    -----------
Investments--Net:    Total realized and unrealized loss on investments--net                     (225,270)
                                                                                             -----------
                     Net Increase in Net Assets Resulting from Operations ..                 $ 2,409,270
                                                                                             ===========
--------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

Statements of Changes in Net Assets

                                                                                            For the Six          For the
                                                                                            Months Ended        Year Ended
                                                                                             January 31,         July 31,
Increase (Decrease) in Net Assets:                                                               2003              2002
---------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net .............................................   $   2,634,540     $   5,369,288
                     Realized loss on investments--net ..................................      (1,859,336)          (48,475)
                     Change in unrealized appreciation/depreciation on investments--net .       1,634,066          (578,956)
                                                                                            -------------     -------------
                     Net increase in net assets resulting from operations ...............       2,409,270         4,741,857
                                                                                            -------------     -------------
---------------------------------------------------------------------------------------------------------------------------
Dividends to         Investment income--net:
Shareholders:          Class A ..........................................................        (486,838)       (1,062,202)
                       Class B ..........................................................      (1,279,888)       (2,853,059)
                       Class C ..........................................................        (296,215)         (493,501)
                       Class D ..........................................................        (559,565)         (946,129)
                                                                                            -------------     -------------
                     Net decrease in net assets resulting from dividends to shareholders       (2,622,506)       (5,354,891)
                                                                                            -------------     -------------
---------------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Net decrease in net assets derived from beneficial
Transactions:        interest transactions ..............................................      (5,348,127)       (3,782,292)
                                                                                            -------------     -------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total decrease in net assets .......................................      (5,561,363)       (4,395,326)
                     Beginning of period ................................................     119,558,749       123,954,075
                                                                                            -------------     -------------
                     End of period* .....................................................   $ 113,997,386     $ 119,558,749
                                                                                            =============     =============
---------------------------------------------------------------------------------------------------------------------------
                    *Undistributed investment income--net ...............................   $     113,704     $     101,670
                                                                                            =============     =============
---------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

Financial Highlights

                                                                                              Class A
                                                                 -----------------------------------------------------------------
                                                                   For the
The following per share data and ratios have been derived        Six Months
from information provided in the financial statements.              Ended                 For the Year Ended July 31,
                                                                  Jan. 31,     ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                             2003          2002          2001         2000          1999
----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ....   $    10.43    $    10.48    $     9.93   $    10.60    $    11.16
Operating                                                        ----------    ----------    ----------   ----------    ----------
Performance:         Investment income--net ..................          .25           .49           .47          .50           .52
                     Realized and unrealized gain (loss) on
                     investments--net ........................         (.02)         (.05)          .55         (.49)         (.34)
                                                                 ----------    ----------    ----------   ----------    ----------
                     Total from investment operations ........          .23           .44          1.02          .01           .18
                                                                 ----------    ----------    ----------   ----------    ----------
                     Less dividends and distributions:
                       Investment income--net ................         (.25)         (.49)         (.47)        (.50)         (.52)
                       Realized gain on investments--net .....           --            --            --           --          (.22)
                       In excess of realized gain on
                       investments--net ......................           --            --            --         (.18)           --
                                                                 ----------    ----------    ----------   ----------    ----------
                     Total dividends and distributions .......         (.25)         (.49)         (.47)        (.68)         (.74)
                                                                 ----------    ----------    ----------   ----------    ----------
                     Net asset value, end of period ..........   $    10.41    $    10.43    $    10.48   $     9.93    $    10.60
                                                                 ==========    ==========    ==========   ==========    ==========
----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ......         2.26%+        4.33%        10.51%         .42%         1.50%
Return:**                                                        ==========    ==========    ==========   ==========    ==========
----------------------------------------------------------------------------------------------------------------------------------
Ratios to            Expenses, net of reimbursement ..........          .83%*         .84%          .79%         .72%          .75%
Average                                                          ==========    ==========    ==========   ==========    ==========
Net Assets:          Expenses ................................          .84%*         .84%          .79%         .72%          .75%
                                                                 ==========    ==========    ==========   ==========    ==========
                     Investment income--net ..................         4.78%*        4.72%         4.62%        5.07%         4.71%
                                                                 ==========    ==========    ==========   ==========    ==========
----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)    $   19,552    $   20,723    $   23,969   $   24,742    $   30,480
Data:                                                            ==========    ==========    ==========   ==========    ==========
                     Portfolio turnover ......................        18.69%        41.39%        37.90%       83.48%       120.46%
                                                                 ==========    ==========    ==========   ==========    ==========
----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

Financial Highlights (continued)

                                                                                             Class B
                                                               --------------------------------------------------------------------
                                                                 For the
The following per share data and ratios have been derived      Six Months
from information provided in the financial statements.            Ended                     For the Year Ended July 31,
                                                                 Jan. 31,     -----------------------------------------------------
Increase (Decrease) in Net Asset Value:                            2003           2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...  $     10.43    $     10.48   $      9.93   $     10.60   $     11.16
Operating                                                      -----------    -----------   -----------   -----------   -----------
Performance:         Investment income--net .................          .23            .44           .42           .45           .46
                     Realized and unrealized gain (loss) on
                     investments--net .......................         (.02)          (.05)          .55          (.49)         (.34)
                                                               -----------    -----------   -----------   -----------   -----------
                     Total from investment operations .......          .21            .39           .97          (.04)          .12
                                                               -----------    -----------   -----------   -----------   -----------
                     Less dividends and distributions:
                       Investment income--net ...............         (.23)          (.44)         (.42)         (.45)         (.46)
                       Realized gain on investments--net ....           --             --            --            --          (.22)
                       In excess of realized gain on
                       investments--net .....................           --             --            --          (.18)           --
                                                               -----------    -----------   -----------   -----------   -----------
                     Total dividends and distributions ......         (.23)          (.44)         (.42)         (.63)         (.68)
                                                               -----------    -----------   -----------   -----------   -----------
                     Net asset value, end of period .........  $     10.41    $     10.43   $     10.48   $      9.93   $     10.60
                                                               ===========    ===========   ===========   ===========   ===========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....         1.99%+         3.80%         9.95%         (.08%)         .99%
Return:**                                                      ===========    ===========   ===========   ===========   ===========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to            Expenses, net of reimbursement .........         1.34%*         1.35%         1.30%         1.23%         1.26%
Average                                                        ===========    ===========   ===========   ===========   ===========
Net Assets:          Expenses ...............................         1.34%*         1.35%         1.30%         1.23%         1.26%
                                                               ===========    ===========   ===========   ===========   ===========
                     Investment income--net .................         4.27%*         4.21%         4.12%         4.56%         4.21%
                                                               ===========    ===========   ===========   ===========   ===========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)  $    55,173    $    62,716   $    72,173   $    85,195   $   113,869
Data:                                                          ===========    ===========   ===========   ===========   ===========
                     Portfolio turnover .....................        18.69%         41.39%        37.90%        83.48%       120.46%
                                                               ===========    ===========   ===========   ===========   ===========
-----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

Financial Highlights (continued)

                                                                                             Class C
                                                               ------------------------------------------------------------------
                                                                For the
The following per share data and ratios have been derived      Six Months
from information provided in the financial statements.           Ended                    For the Year Ended July 31,
                                                                Jan. 31,      ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2003           2002          2001          2000        1999
---------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...  $    10.42     $    10.47    $     9.93    $    10.60   $    11.16
Operating                                                      ----------     ----------    ----------    ----------   ----------
Performance:         Investment income--net .................         .22            .43           .41           .44          .45
                     Realized and unrealized gain (loss) on
                     investments--net .......................        (.01)          (.05)          .54          (.49)        (.34)
                                                               ----------     ----------    ----------    ----------   ----------
                     Total from investment operations .......         .21            .38           .95          (.05)         .11
                                                               ----------     ----------    ----------    ----------   ----------
                     Less dividends and distributions:
                       Investment income--net ...............        (.22)          (.43)         (.41)         (.44)        (.45)
                       Realized gain on investments--net ....          --             --            --            --         (.22)
                       In excess of realized gain on
                       investments--net .....................          --             --            --          (.18)          --
                                                               ----------     ----------    ----------    ----------   ----------
                     Total dividends and distributions ......        (.22)          (.43)         (.41)         (.62)        (.67)
                                                               ----------     ----------    ----------    ----------   ----------
                     Net asset value, end of period .........  $    10.41     $    10.42    $    10.47    $     9.93   $    10.60
                                                               ==========     ==========    ==========    ==========   ==========
---------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....        2.04%+         3.70%         9.74%         (.18%)        .89%
Return:**                                                      ==========     ==========    ==========    ==========   ==========
---------------------------------------------------------------------------------------------------------------------------------
Ratios to            Expenses, net of reimbursement .........        1.44%*         1.45%         1.40%         1.33%        1.36%
Average                                                        ==========     ==========    ==========    ==========   ==========
Net Assets:          Expenses ...............................        1.44%*         1.45%         1.40%         1.33%        1.36%
                                                               ==========     ==========    ==========    ==========   ==========
                     Investment income--net .................        4.18%*         4.12%         4.01%         4.46%        4.09%
                                                               ==========     ==========    ==========    ==========   ==========
---------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)  $   14,749     $   13,375    $   10,388    $    8,121   $    9,585
Data:                                                          ==========     ==========    ==========    ==========   ==========
                     Portfolio turnover .....................       18.69%         41.39%        37.90%        83.48%      120.46%
                                                               ==========     ==========    ==========    ==========   ==========
---------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                            Class D
                                                               ------------------------------------------------------------------
                                                                For the
The following per share data and ratios have been derived      Six Months
from information provided in the financial statements.           Ended                     For the Year Ended July 31,
                                                                Jan. 31,      ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2003           2002          2001          2000         1999
---------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...  $    10.43     $    10.48    $     9.94    $    10.60   $    11.17
Operating                                                      ----------     ----------    ----------    ----------   ----------
Performance:         Investment income--net .................         .25            .48           .46           .49          .51
                     Realized and unrealized gain (loss) on
                     investments--net .......................        (.01)          (.05)          .54          (.48)        (.35)
                                                               ----------     ----------    ----------    ----------   ----------
                     Total from investment operations .......         .24            .43          1.00           .01          .16
                                                               ----------     ----------    ----------    ----------   ----------
                     Less dividends and distributions:
                       Investment income--net ...............        (.25)          (.48)         (.46)         (.49)        (.51)
                       Realized gain on investments--net ....          --             --            --            --         (.22)
                       In excess of realized gain on
                       investments--net .....................          --             --            --          (.18)          --
                                                               ----------     ----------    ----------    ----------   ----------
                     Total dividends and distributions ......        (.25)          (.48)         (.46)         (.67)        (.73)
                                                               ----------     ----------    ----------    ----------   ----------
                     Net asset value, end of period .........  $    10.42     $    10.43    $    10.48    $     9.94   $    10.60
                                                               ==========     ==========    ==========    ==========   ==========
---------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....        2.30%+         4.22%        10.29%          .42%        1.31%
Return:**                                                      ==========     ==========    ==========    ==========   ==========
---------------------------------------------------------------------------------------------------------------------------------
Ratios to            Expenses, net of reimbursement .........         .93%*          .94%          .90%          .82%         .85%
Average                                                        ==========     ==========    ==========    ==========   ==========
Net Assets:          Expenses ...............................         .94%*          .94%          .90%          .82%         .85%
                                                               ==========     ==========    ==========    ==========   ==========
                     Investment income--net .................        4.68%*         4.63%         4.50%         4.97%        4.60%
                                                               ==========     ==========    ==========    ==========   ==========
---------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)  $   24,523     $   22,745    $   17,424    $    7,416   $    9,821
Data:                                                          ==========     ==========    ==========    ==========   ==========
                     Portfolio turnover .....................       18.69%         41.39%        37.90%        83.48%      120.46%
                                                               ==========     ==========    ==========    ==========   ==========
---------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch New Jersey Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates).

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(g) Expenses -- Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion. For the six months ended January 31, 2003, FAM reimbursed the Fund in the amount of $1,170.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class B ................................              .25%             .25%
Class C ................................              .25%             .35%
Class D ................................              .10%              --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2003, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                      FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A ..............................               $  138               $1,838
Class D ..............................               $  410               $4,171
--------------------------------------------------------------------------------

For the six months ended January 31, 2003, MLPF&S received contingent deferred sales charges of $43,957 and $1,454 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended January 31, 2003, the Fund reimbursed FAM $1,288 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2003 were $21,183,372 and $24,549,640, respectively.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

Net realized losses for the six months ended January 31, 2003 and net unrealized gains as of January 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                   Realized           Unrealized
                                                    Losses              Gains
--------------------------------------------------------------------------------
Long-term investments ...................        $  (825,446)        $ 7,804,109
Financial futures contracts .............         (1,033,890)                 --
                                                 -----------         -----------
Total ...................................        $(1,859,336)        $ 7,804,109
                                                 ===========         ===========
--------------------------------------------------------------------------------

As of January 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $7,918,076, of which $8,087,087 related to appreciated securities and $169,011 related to depreciated securities. The aggregate cost of investments at January 31, 2003 for Federal income tax purposes was $105,349,936.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $5,348,127 and $3,782,292 for the six months ended January 31, 2003 and for the year ended July 31, 2002, respectively.

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended January 31, 2003                           Shares                Amount
-------------------------------------------------------------------------------
Shares sold ..........................              35,354         $    368,166
Shares issued to share-
holders in reinvestment
of dividends .........................              22,327              231,958
                                              ------------         ------------
Total issued .........................              57,681              600,124
Shares redeemed ......................            (167,144)          (1,735,911)
                                              ------------         ------------
Net decrease .........................            (109,463)        $ (1,135,787)
                                              ============         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended July 31, 2002                              Shares                Amount
-------------------------------------------------------------------------------
Shares sold ..........................             158,225         $  1,618,363
Shares issued to share-
holders in reinvestment
of dividends .........................              43,054              445,218
                                              ------------         ------------
Total issued .........................             201,279            2,063,581
Shares redeemed ......................            (501,737)          (5,189,581)
                                              ------------         ------------
Net decrease .........................            (300,458)        $ (3,126,000)
                                              ============         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended January 31, 2003                           Shares                Amount
-------------------------------------------------------------------------------
Shares sold ..........................             327,835         $  3,405,513
Shares issued to share-
holders in reinvestment
of dividends .........................              61,447              638,482
                                              ------------         ------------
Total issued .........................             389,282            4,043,995
Automatic conversion
of shares ............................            (247,326)          (2,573,686)
Shares redeemed ......................            (857,306)          (8,892,394)
                                              ------------         ------------
Net decrease .........................            (715,350)        $ (7,422,085)
                                              ============         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended July 31, 2002                              Shares                Amount
-------------------------------------------------------------------------------
Shares sold ..........................             917,152         $  9,525,246
Shares issued to share-
holders in reinvestment
of dividends .........................             140,169            1,449,583
                                              ------------         ------------
Total issued .........................           1,057,321           10,974,829
Automatic conversion
of shares ............................            (686,991)          (7,136,409)
Shares redeemed ......................          (1,245,135)         (12,899,854)
                                              ------------         ------------
Net decrease .........................            (874,805)        $ (9,061,434)
                                              ============         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended January 31, 2003                           Shares                Amount
-------------------------------------------------------------------------------
Shares sold ..........................             236,904         $  2,461,854
Shares issued to share-
holders in reinvestment
of dividends .........................              18,989              197,192
                                              ------------         ------------
Total issued .........................             255,893            2,659,046
Shares redeemed ......................            (121,880)          (1,262,664)
                                              ------------         ------------
Net increase .........................             134,013         $  1,396,382
                                              ============         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 2002                              Shares                Amount
-------------------------------------------------------------------------------
Shares sold ..........................             517,533         $  5,353,477
Shares issued to share-
holders in reinvestment
of dividends .........................              30,634              316,585
                                              ------------         ------------
Total issued .........................             548,167            5,670,062
Shares redeemed ......................            (256,925)          (2,655,222)
                                              ------------         ------------
Net increase .........................             291,242         $  3,014,840
                                              ============         ============
-------------------------------------------------------------------------------

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2003

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended January 31, 2003                           Shares                Amount
-------------------------------------------------------------------------------
Shares sold ..........................              56,735         $    590,434
Automatic conversion
of shares ............................             247,220            2,573,686
Shares issued to share-
holders in reinvestment
of dividends .........................              28,281              293,961
                                              ------------         ------------
Total issued .........................             332,236            3,458,081
Shares redeemed ......................            (158,226)          (1,644,718)
                                              ------------         ------------
Net increase .........................             174,010         $  1,813,363
                                              ============         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended July 31, 2002                              Shares                Amount
-------------------------------------------------------------------------------
Shares sold ..........................              74,570         $    768,422
Automatic conversion
of shares ............................             686,352            7,136,409
Shares issued to share-
holders in reinvestment
of dividends .........................              45,980              475,630
                                              ------------         ------------
Total issued .........................             806,902            8,380,461
Shares redeemed ......................            (289,173)          (2,990,159)
                                              ------------         ------------
Net increase .........................             517,729         $  5,390,302
                                              ============         ============
-------------------------------------------------------------------------------

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the total commitment was reduced from $1,000,000,000 to $500,000,000. The Fund did not borrow under the credit agreement during the six months ended January 31, 2003.

6. Capital Loss Carryforward:

On July 31, 2002, the Fund had a net capital loss carryforward of $8,532,273, of which $2,332,249 expires in 2008 and $6,200,024 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch New Jersey Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #11298--1/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series
Trust

By: /s/ Terry K. Glenn
    ----------------------------
    Terry K. Glenn,
    President of
    New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: March 17, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Terry K. Glenn
    ----------------------------
    Terry K. Glenn,
    President of
    New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: March 17, 2003

By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke,
    Chief Financial Officer of
    New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: March 17, 2003